Supplement to the John Hancock Declaration Trust Prospectus
                                dated May 1, 1999

On page 10, the "Portfolio Managers" section for the John Hancock V.A. International Fund has been changed as follows:

PORTFOLIO MANAGERS

Miren Etcheverry
----------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

John L.F. Wills
---------------
Senior vice president of adviser
Managing director of subadviser
Joined team in 1996
Joined subadviser in 1987
Began career in 1969

SUBADVISER

John Hancock Advisers
International Limited
---------------------
London-based affiliate of adviser
Founded in 1986


October 7, 1999

DECPS2  10/99